Accounting principles and policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Principles And Policies [Abstract]
Summary of expected useful lives of property plant and equipment	The
normal expected useful lives of the major categories of PP&E are:

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years